BONDS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure Bonds Abstract
SCHEDULE OF GROUP ISSUED CORPORATE BONDS

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of September 30, 2024	Balance as of March 31, 2024
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥36,000	¥52,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	20,000	30,000
Aggregate outstanding principal balances					56,000	82,000
Less: unamortized bond issuance costs					(2,750)	(4,110)
Less: current portion					(53,250)	(49,270)
Non-current portion					¥-	¥28,620

The Group issued corporate bonds through various banks, which consist of the following:

	Thousands of Yen				Thousands of Yen
	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of March 31, 2024	Balance as of March 31, 2023
Lender 1	¥100,000	9/26/2022	9/26/2025	0.56%	¥52,000	¥84,000
Lender 2	100,000	9/25/2020	9/25/2025	0.83%	30,000	50,000
Aggregate outstanding principal balances					82,000	134,000
Less: unamortized bond issuance costs					(4,110)	(6,801)
Less: current portion					(49,270)	(49,309)
Non-current portion					¥28,620	¥77,890